FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets

Convertible preferred stocks	$14,181.8	$13,608.8
Mutual funds	886.9	1,297.5
Simple agreement for future equity	131.1	125.8
Forward exchange contracts	207.7	100.2

	$15,407.5	$15,132.3
		(Continued)

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Current	$207.7	$100.2
Noncurrent	15,199.8	15,032.1

	$15,407.5	$15,132.3
Financial liabilities

Forward exchange contracts	$466.5	$3,083.9
		(Concluded)
Categories of financial instruments

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets
FVTPL	$15,407.5	$15,132.3
FVTOCI (Note 1)	205,938.1	192,185.0
Hedging financial assets	11.0	-
Amortized cost (Note 2)	2,721,319.3	3,368,760.8

	$2,942,675.9	$3,576,078.1
Financial liabilities
FVTPL	$466.5	$3,083.9
Hedging financial liabilities	-	0.8
Amortized cost (Note 3)	1,963,297.3	1,974,710.2

	$1,963,763.8	$1,977,794.9
Note 1:Including notes and accounts receivable (net), equity and debt investments.
Note 2:Including cash and cash equivalents, financial assets at amortized cost, notes and accounts receivable (including related parties), other receivables, refundable deposits and temporary payments (including those classified under other current assets and other noncurrent assets).
Note 3:Including accounts payable (including related parties), payables to contractors and equipment suppliers, cash dividends payable, accrued expenses and other current liabilities, bonds payable, long-term bank loans, guarantee deposits and other noncurrent liabilities.

Disclosure of derivative financial instruments	Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)

December 31, 2024

Sell US$	January 2025 to March 2025	US$3,331.4
Sell JPY	January 2025	JPY45,234.0

December 31, 2025

Sell US$	January 2026 to March 2026	US$9,234.0
Sell JPY	January 2026	JPY6,096.0